Acquisitions (Purchase of Hardin Street Marine Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Interest Costs Capitalized	$ 5	$ 1	$ 1